Risk management - Macroeconomic scenarios applied - Additional Information (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2027
Disclosure of credit risk exposure [line items]
Global output percent			2.40%
Global GDP increase			2.00%
Global GDP rate assumed			2.10%
USA
Disclosure of credit risk exposure [line items]
Economic growth rate			2.80%
Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate			1.40%
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate			3.60%
Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate			3.50%
China
Disclosure of credit risk exposure [line items]
Economic growth rate			4.90%
Australia
Disclosure of credit risk exposure [line items]
Economic growth rate			1.80%
Forecast
Disclosure of credit risk exposure [line items]
Global GDP increase		2.40%
Forecast | USA
Disclosure of credit risk exposure [line items]
Economic growth rate	2.40%	2.90%		2.00%
Forecast | Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate	1.30%	1.10%
Forecast | Poland
Disclosure of credit risk exposure [line items]
Economic growth rate	3.20%	3.70%
Forecast | Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate	3.70%	3.40%
Forecast | China
Disclosure of credit risk exposure [line items]
Economic growth rate	4.30%	4.50%
Forecast | Australia
Disclosure of credit risk exposure [line items]
Economic growth rate	2.30%	2.20%